Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Related Party Transactions [Table Text Block]

(In thousands)
Balance at December 31, 2015	$165,238
New loans	2,639
Payments	(30,639)
Other changes	(687)
Balance at December 31, 2016	$136,551
New loans	17,608
Payments	(22,796)
Other changes, including existing loans to new related parties	51,626
Balance at December 31, 2017	$182,989
New loans and payments include disbursements and collections from existing lines of credit.

PRLP 2011 Holding, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Equity investment in PRLP 2011 Holdings, LLC	$7,199	$9,167

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2017	2016	2015
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(972)	$(502)	$(4,021)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	For the years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$-	$11	$189	Interest income

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Deposits (non-interest bearing)	$(20)	$(1,127)

EVERTEC Inc.
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Equity investment in EVERTEC	$47,532	$38,904

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2017	2016	2015
Share of income from investment in EVERTEC	$8,924	$11,796	$11,593
Share of other changes in EVERTEC's stockholders' equity	2,659	(573)	1,636
Share of EVERTEC's changes in equity recognized in income	$11,583	$11,223	$13,229

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest expense on deposits	$(44)	$(64)	$(58)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	28,136	29,739	27,816	Other service fees
Rental income charged to EVERTEC	6,855	6,995	6,898	Net occupancy
Processing fees on services provided by EVERTEC	(176,971)	(178,524)	(164,809)	Professional fees
Other services provided to EVERTEC	1,236	1,052	1,311	Other operating expenses
Total	$(140,788)	$(140,802)	$(128,842)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Accounts receivable (Other assets)	$6,830	$6,394
Deposits	(22,284)	(14,899)
Accounts payable (Other liabilities)	(2,040)	(20,372)
Net total	$(17,494)	$(28,877)

PR Asset Portfolio 2013-1 International, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$12,874	$22,378

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2017	2016	2015
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(2,444)	$(2,057)	$(6,280)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$9	$1,011	$2,805	Interest income
Interest expense on deposits	(31)	(4)	(4)	Interest expense
Total	$(22)	$1,007	2,801

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Loans	$-	$3,866
Accrued interest receivable	-	19
Deposits	(10,501)	(9,692)
Net total	$(10,501)	$(5,807)